Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Net
7. Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	As of
	September 30, 2025	December 31, 2024
Computers and equipment	$11,431	$10,454
Quantum computer	3,614	3,614
Leasehold improvements	1,416	1,221
Furniture and fixtures	354	217
Software and website	1,381	684

Total property and equipment	18,196	16,190
Accumulated depreciation and amortization	(9,503)	(6,872)

Total property and equipment, net of depreciation	8,693	9,318
Assets not in service	124	697

Total property and equipment, net	$8,817	$10,015

For the nine months ended September 30, 2025 and 2024, respectively, depreciation and amortization expenses were $2.4 million and $1.8 million, respectively.
Depreciation expense is included within the condensed consolidated statement of operations and comprehensive loss as follows (in thousands):

	Nine Months Ended September 30,
	2025	2024
Cost of revenue	$393	$20
Research and development	1,568	1,639
Selling and marketing	122	5
General and administrative	327	114

Total depreciation and amortization expense	$2,410	$1,778

8. Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2024	2023
Computers and equipment	$10,454	$8,080
Quantum computer	3,614	4,301
Leasehold improvements	1,221	1,186
Furniture and fixtures	217	213
Software and website	684	684

Total property and equipment	16,190	14,464
Accumulated depreciation	(6,872)	(4,248)

Total property and equipment, net of depreciation	9,318	10,216
Assets not in service	697	145

Total property and equipment, net	$10,015	$10,361

For the years ended December 31, 2024 and 2023, respectively, depreciation expenses were $2.5 million and $2.0 million, respectively. Depreciation expense is included within the consolidated statement of operations and comprehensive loss as follows (in thousands):

	Years Ended December 31,
	2024	2023
Cost of revenue	$100	$46
Research and development	2,285	1,717
Selling and marketing	29	39
General and administrative	104	219

Total depreciation expense	$2,518	$2,021

Long-lived assets by geographic area
The following table presents the Company’s long-lived assets by geographic area, which include property and equipment, net, and operating lease right of use assets:

	As of December 31,
(in thousands)	2024	2023
United States	$12,443	$13,263
United Kingdom	2,972	322

Total	$15,415	$13,585